PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE C - PROPERTY AND EQUIPMENT

Property and Equipment consist of the following at:

	September 30, 2021 (Unaudited)	December 31, 2020
Trucks	$90,832	$-
Containers	112,378	-
Software	99,025	99,025
Office equipment	60,974	60,974
Furniture and Fixtures	948	948
Waste and Recycling Equipment	20,972	18,800
Total	385,129	179,747
Accumulated depreciation and amortization	(197,806)	(169,949)

Net	$187,323	$9,798

NOTE C - PROPERTY AND EQUIPMENT

Property and Equipment consist of the following at:

	December 31, 2020	December 31, 2019
Software	99,025	99,025
Office equipment	60,974	60,974
Furniture and Fixtures	948	948
Waste and Recycling Equipment	18,800	18,800
Leasehold Improvements	-	2,100
Total	179,747	181,847

Accumulated depreciation and amortization	(169,949)	(161,058)

Net	$9,798	$20,789

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and 2019